Consolidated Statements of Changes in Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Equity attributable to Simcere Pharmaceutical Group USD ($)	Equity attributable to Simcere Pharmaceutical Group CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Balance at Dec. 31, 2009		2,207,683		1,982,224		8,851		1,218,214		(91,548)		846,707		225,459
Balance (in shares) at Dec. 31, 2009						110,534,932
Increase (Decrease) in Stockholders' Equity
Share-based compensation		31,099		31,099				31,099
Issuance of ordinary shares upon exercise of non-vested shares and share options		35		35		35
Issuance of ordinary shares upon exercise of non-vested shares and share options (in shares)						518,322
Repurchase and retirement of ordinary shares		(127,499)		(127,499)		(289)		(127,210)
Repurchase and retirement of ordinary shares (in shares)						(4,263,732)
Net income (loss)		182,877		172,411								172,411		10,466
Other comprehensive income		(5,964)		(5,964)						(5,964)
Acquisition of Nanjing Tung Chit's shares from non-controlling interests		(6,280)		(6,019)				(6,019)						(261)
Acquisition of Jilin Boda's shares from non-controlling interests		(174,185)		(126,110)				(126,110)						(48,075)
Dividend declared by subsidiary to non-controlling interest		(7,846)												(7,846)
Deemed acquisition of redeemable non-controlling interest in Jilin Boda		(45,677)		(41,505)				(41,505)						(4,172)
Balance at Dec. 31, 2010		2,054,243		1,878,672		8,597		948,469		(97,512)		1,019,118		175,571
Balance (in shares) at Dec. 31, 2010						106,789,522
Increase (Decrease) in Stockholders' Equity
Share-based compensation		29,341		29,341				29,341
Issuance of ordinary shares upon exercise of non-vested shares and share options		39		39		16		23
Issuance of ordinary shares upon exercise of non-vested shares and share options (in shares)						244,670
Repurchase and retirement of ordinary shares		(31,955)		(31,955)		(81)		(31,874)
Repurchase and retirement of ordinary shares (in shares)						(1,293,544)
Net income (loss)		150,451		178,389								178,389		(27,938)
Other comprehensive income		(7,096)		(7,096)						(7,096)
Acquisition of Jilin Boda's shares from non-controlling interests		8,791		8,791				8,791
Dividend declared by subsidiary to non-controlling interest		(10,117)												(10,117)
Balance at Dec. 31, 2011		2,193,697		2,056,181		8,532		954,750		(104,608)		1,197,507		137,516
Balance (in shares) at Dec. 31, 2011		105,740,648				105,740,648
Increase (Decrease) in Stockholders' Equity
Share-based compensation		20,437		20,437				20,437
Issuance of ordinary shares upon exercise of non-vested shares and share options		13		13		13
Issuance of ordinary shares upon exercise of non-vested shares and share options (in shares)						213,388
Repurchase and retirement of ordinary shares		(121,923)		(121,923)		(287)		(121,636)
Repurchase and retirement of ordinary shares (in shares)						(4,543,614)
Net income (loss)		(14,403)		56,957								56,957		(71,360)
Other comprehensive income	74	461		461						461
Dividend declared by subsidiary to non-controlling interest		(6,514)												(6,514)
Capital injection to a newly established subsidiary		600												600
Balance at Dec. 31, 2012	$ 332,638	2,072,368	$ 322,968	2,012,126	$ 1,326	8,258	$ 137,004	853,551	$ (16,717)	(104,147)	$ 201,355	1,254,464	$ 9,670	60,242
Balance (in shares) at Dec. 31, 2012	101,410,422				101,410,422